VIA EDGAR

September 7, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:     Touchstone Strategic Trust
File Nos. 002-80859/811-03651

Ladies and Gentlemen:

On behalf of Touchstone Strategic Trust (the “Registrant”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors that risk/return summary information as supplemented, dated June 18, 2018, and effective August 17, 2018, to the Prospectus dated April 30, 2018, for the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Touchstone Dynamic Diversified Income Fund and Touchstone Dynamic Global Growth Allocation Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated June 18, 2018, and effective August 17, 2018 (Accession No. 0000711080-18-000099), in XBRL for the Funds.

If you have any questions about this matter please contact Meredyth Whitford-Schultz at 513.357.6029.

Very truly yours,

TOUCHSTONE STRATEGIC TRUST

/s/Jill McGruder
Jill McGruder
President